Shareholders' Equity Components (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 18, 2014	Feb. 29, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shareholders' equity, beginning balance			$ 3,194,797,000	$ 3,086,232,000	$ 2,580,409,000
Net current-period other comprehensive income (loss)			(78,692,000)	(96,937,000)	(51,271,000)
Shareholders' equity, ending balance			3,463,059,000	$ 3,194,797,000	3,086,232,000
Shareholders' Equity Other Disclosures [Abstract]
Debt and Equity Securities Authorized for Issuance			2,500,000,000.0
Debt And Equity Securities Available For Issuance			2,400,000,000
ATM Equity Distribution Offering Price Maximum Amount			$ 200,000,000
ATM Equity Distribution, Shares Issued			1,360,756
ATM Agent Commission Proceeds Percentage			1.00%
ATM Equity Distribution, Net Proceeds			$ 98,600,000
ATM Equity Distribution, Gross Proceeds			$ 100,000,000
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			11,200,000.0	8,700,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2,500,000.0
Stock Issued During Period, Shares, New Issues	9,200,000
Shares Issued At Overallotment Option	1,200,000
Share Price	$ 44.00
Net proceeds from equity offering	$ 390,205,000		$ 98,574,000	$ 0	390,205,000
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shareholders' equity, beginning balance			4,949,000	7,662,000
Other comprehensive income (loss) before reclassifications			(263,000)	(2,173,000)
Amounts reclassified from accumulated other comprehensive income			(202,000)	(540,000)
Net current-period other comprehensive income (loss)			(465,000)	(2,713,000)
Shareholders' equity, ending balance			4,484,000	4,949,000	7,662,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shareholders' equity, beginning balance			(88,842,000)	(18,381,000)
Other comprehensive income (loss) before reclassifications			(99,029,000)	(71,003,000)
Amounts reclassified from accumulated other comprehensive income			347,000	542,000
Net current-period other comprehensive income (loss)			(98,682,000)	(70,461,000)
Shareholders' equity, ending balance			(187,524,000)	(88,842,000)	(18,381,000)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shareholders' equity, beginning balance			(25,437,000)	(1,674,000)
Other comprehensive income (loss) before reclassifications			(11,662,000)	(49,211,000)
Amounts reclassified from accumulated other comprehensive income			32,117,000	25,448,000
Net current-period other comprehensive income (loss)			20,455,000	(23,763,000)
Shareholders' equity, ending balance			(4,982,000)	(25,437,000)	(1,674,000)
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shareholders' equity, beginning balance			(109,330,000)	(12,393,000)	38,878,000
Other comprehensive income (loss) before reclassifications			(110,954,000)	(122,387,000)
Amounts reclassified from accumulated other comprehensive income			32,262,000	25,450,000
Net current-period other comprehensive income (loss)			(78,692,000)	(96,937,000)	(51,271,000)
Shareholders' equity, ending balance			$ (188,022,000)	$ (109,330,000)	$ (12,393,000)